SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Stock Options Activity
The following is a summary of the Company's stock options granted to employees among the various plans:

	Year ended December 31, 2016
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,855,809	$3.48	7.72	$555
Granted	736,654	1.72
Exercised	(13,104)	1.30
Forfeited	(255,599)	3.83

Outstanding at the end of the year	2,323,760	$2.89	7.63	$-

Exercisable at the end of the year	1,326,596	$3.11	6.34	$-

Vested and expected to vest at end of year	2,252,771	$2.56	7.64	$-

Schedule of Stock Options, by Exercise Price Range
The options outstanding as of December 31, 2016, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2016	life (years)	price	2016	exercisable

$1.30	52,653	2.45	1.30	52,653	1.30
$1.55 - $ 2.25	1,597,005	7.92	1.94	621,502	2.16
$3.30 - $ 6.04	694,102	7.35	4.12	652,441	4.17

	2,343,760	7.63	2.88	1,326,596	3.11

Schedule of Share-based Compensation Expenses
During the years ended December 31, 2014, 2015 and 2016, the Company recognized share-based compensation expense related to employee and consultant, in the amount of $ 670, $808 and $ 1,120, respectively, as follows:

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$162	$150	$211
Research and development, net	71	90	127
Selling and marketing	183	198	243
General and administrative	254	370	539

Total share-based compensation expense	$670	$808	$1,120

Non employees plan [member]
Schedule of Stock Options Activity
The following is a summary of the Company's stock options granted to non-employees plan:

	Year ended December 31, 2016
Issuance Date	Options of shares of common stock	Exercise price per share	Option exercisable	Exercisable through
	(number)		(number)
May 2016	20,000	1.55	-	-

Restricted Stock Units (RSUs) [Member]
Schedule of Stock Options Activity
The following is a summary of the Company's RSUs granted:

	Number of Shares Underlying Outstanding Restricted Stock Units	Weighted- Average Grant Date Fair Value
Outstanding as of January 1, 2016	-	-
Granted	563,654	1.22
Vested	-	-
Forfeited	-	-
Unvested as of December 31, 2016	563,654	$1.22